Accounts Receivable (Details) - USD ($)			6 Months Ended
		Dec. 22, 2025	Sep. 30, 2025	Mar. 31, 2025
Accounts Receivable [Line Items]
Accounts receivable			$ 2,803,083	$ 2,495,301
Percentage of accounting receivable			96.80%
Accounts receivable subsequently collected	[1]		$ 2,712,159	$ 2,493,599
Subsequent Event [Member]
Accounts Receivable [Line Items]
Overdue collected percentage		99.70%
Overdue not yet collected percentage		100.00%

[1]	The subsequent collections reflected herein are as of December 22, 2025.